united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22549

Northern Lights Fund Trust II

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

James Ash, Gemini Fund Services, LLC

80 Arkay Drive, Suite 110 Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 11/30

Date of reporting period: 05/31/16

Item 1. Reports to Stockholders.

INNEALTA CAPITAL SECTOR ROTATION FUND
INNEALTA CAPITAL COUNTRY ROTATION FUND

Semi-Annual Report
May 31, 2016

www.innealtacapital.com
1 (855) USE-ETFS

Distributed by Northern Lights Distributors, LLC
Member FINRA

GLOBAL MARKET REVIEW

During the early part of this fiscal half-year, risk aversion grew as global macroeconomic growth remained weak. Corporate fundamentals increasingly reflected challenged global growth and strained profitability. Earnings data from FactSet Research Systems in Q4 showed S&P 500 members on track for the third quarter of negative year-over-year declines, a feat last achieved in 2009. Similarly, forward earnings estimates for domestic corporations continued to decline at a rapid pace. Similarly, corporations around the world, particularly those in the Energy and Basic Materials sectors, saw deteriorating trends in growth and profitability. As equity valuations are directly related to profitability, equity market declines offered some manner of relief to profitability metrics.

Continued disappointment in progress toward reaching inflation and GDP growth targets led global central banks to utilize increasingly unconventional approaches to monetary policy. Turning even more aggressive in their policy stances, for example, the European Central Bank reiterated an unlimited ability to deploy accommodative support and the Bank of Japan pushed a key reserve rate into negative territory. In the United States, the Federal Reserve seemed to take a more dovish stance following the tumult which resulted in a relatively quick snap back in risk markets.

As we noted, equity markets were pressured earlier in calendar 2016, though they broadly rebounded through April and mostly held those levels through the end of May. The S&P 500, after moving into correction territory for 2016, turned in a gain for the trailing six months to May 31. The MSCI All Country World ex. U.S. Index, at one point in the first half of February down just shy of 12% calendar year-to-date, also managed a recovery, albeit still in the negative for the fiscal first half ended May 31st.

Within fixed income, international fixed income markets outpaced domestic bonds, as investors purchased global sovereign securities upon growing expectations for further monetary policy support. Much of that return came as global yields continued to fall. The Barclays Capital Global Aggregate turned in a 6.43% total return over the fiscal first half ended May 31st.

Tactical Equity Decisions

Related concerns in regard to pressured global macroeconomic growth and heightened capital market volatility, along with observations of shifts in broader risk appetites and more specific reviews of risks inherent to the fixed income space, saw the Innealta Investment Committee in late January further reduce illiquid riskier fixed income exposures such as domestic high yield credit and emerging market debt. The freed-up capital was allocated to short- and intermediate-term, investment-grade corporate and credit debt. Subsequently, throughout the rest of the period the Committee took advantage of increasing market volatility and price dislocations to opportunistically add relatively liquid beta exposures, and reduce fixed income exposures, in both Funds.

Sector Rotation Fund

The Committee closed its exposure to the Utilities sector during the fiscal first half, while opening exposures to the Consumer Discretionary, Consumer Staples, Energy, Financials, Health Care, Information Technology, Materials, and Telecom sectors due to relatively attractive cross-sectional fundamental metrics and positive momentum at time of inclusion.

Country Rotation Fund

The Investment Committee closed out positions in Colombia, Singapore, Spain, and Sweden, for which return/risk characteristics no longer looked sufficiently attractive. We opened positions in Australia, Austria, France, Germany, Ireland,

Japan, Netherlands, and the United Kingdom, at various points post-plunge. The Committee also maintained exposure to Hong Kong, Peru, South Korea, Switzerland, and Taiwan.

FIRST-HALF PERFORMANCE REVIEW

Sector Rotation Fund

During the six months ended May 31, 2016, the Sector Rotation Fund achieved a total return of 8.14%, versus a gain of 1.93% for the S&P 500. This implies a 6.21% outperformance relative to the benchmark. All nine sectors to which the Fund maintained tactical exposures augmented performance during the six-month period, with the Financials sector a standout. Among fixed income components, international exposures detracted from performance in the aggregate, with losses there more than offset by contribution from domestic fixed income.

Country Rotation Fund

During the six months ending on May 31, 2016, the Country Rotation Fund achieved a total return of 4.38%, versus a loss of 1.37% for the MSCI All Country World ex. USA Net (USD) Index. This implies a 5.75% outperformance relative to the benchmark. Eleven of the seventeen tactical equity exposures augmented total return, with Peru, Japan, the United Kingdom, Netherlands, and Australia topping the list in descending order of contribution. The Spain, Sweden, Singapore, Colombia, South Korea, and Switzerland exposures were the detractors to portfolio total return. Within the fixed income segment, emerging market debt stood out as the primary contributor, while domestic high-yield exposures were the primary detractors. In the aggregate, however, fixed income exposures boosted total return.

***

The indices referenced are for informational purposes only and are not reflective of any investment. As it is not possible to invest in the indices, the data shown does not reflect or compare features of an actual investment, such as its objectives, costs and expenses, liquidity, safety, guarantees or insurance, fluctuation of principal or return, or tax features. Past performance is no guarantee of future results.

The S&P 500 Index is an unmanaged composite of 500 large capitalization companies. This index is widely used by professional investors as a performance benchmark for large-cap stocks. Unmanaged index returns do not reflect any fees, expenses or sales charges.

The Barclays Global Aggregate Index is a flagship measure of global investment grade debt from twenty-four local currency markets. This multi-currency benchmark includes treasury, government-related, corporate and securitized fixed-rate bonds from both developed and emerging markets issuers.

The MSCI ACWI ex. U.S. Index is a market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets excluding the United States.

226-AFAM-7/6/2016

3515-NLD-7/6/2016

INNEALTA CAPITAL SECTOR ROTATION FUND
PORTFOLIO REVIEW (Unaudited)
May 31, 2016

The Fund’s performance figures* for the periods ended May 31, 2016, compared to its benchmarks:

			Annualized	Annualized
	Six Months	One year	Three year	Since Inception**
Innealta Capital Sector Rotation Fund - Class I	8.14%	3.34%	1.88%	2.96%
Innealta Capital Sector Rotation Fund - Class N	8.00%	3.07%	1.64%	2.71%
Barclays Capital U.S. Aggregate Bond Index	3.12%	2.99%	2.91%	2.71%
S&P 500 Total Return Index	1.93%	1.72%	11.06%	14.70%
Blended Benchmark Index 70/30***	3.34%	2.99%	8.21%	10.57%
Blended Benchmark Index 60/40****	2.50%	2.46%	7.90%	9.92%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gain distributions, if any. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses are 2.39% for Class I shares and 2.64% for Class N shares per the April 1, 2016, prospectus. For performance information current to the most recent month-end, please call toll-free 1-855-873-3837 (1-855-USE-ETFS).

**	Class I and N commenced operations on December 30, 2011.

The Barclays Capital U.S. Aggregate Bond Index is commonly used as a benchmark by both passive and active investors to measure portfolio performance relative to the U.S. dollar-denominated investment grade fixed-rate taxable bond market. It is also an informational measure of broad market returns commonly applied to fixed income instruments. The index contains approximately 8,200 fixed income issues and is valued at around $15 trillion, representing 43% of the total U.S. bond market.

The S&P 500 Total Return Index is a widely accepted, unmanaged index of U.S. stock market performance which does not take into account charges, fees and other expenses.

***	The Blended Benchmark Index 70/30 represents a blend of 70% S&P 500 Total Return Index and 30% Barclays Capital U.S. Aggregate Bond Index.

****	The Blended Benchmark Index 60/40 represents a blend of 60% S&P 500 Total Return Index and 40% Barclays Capital U.S. Aggregate Bond Index.

The Fund’s Top Asset Classes are as follows:

Asset Class	% of Net Assets
Equity Funds	87.6%
Debt Funds	11.4%
Other, Cash & Cash Equivalents	1.0%
100.0%

Please refer to the Portfolio of Investments in this Semi-Annual report for more detailed analysis of the Fund’s Holdings.

INNEALTA CAPITAL COUNTRY ROTATION FUND
PORTFOLIO REVIEW (Unaudited)
May 31, 2016

The Fund’s performance figures* for the periods ended May 31, 2016, compared to its benchmarks:

			Annualized	Annualized
	Six Months	One year	Three year	Since Inception**
Innealta Capital Country Rotation Fund - Class I	4.38%	(6.04)%	(0.69)%	1.42%
Innealta Capital Country Rotation Fund - Class N	4.19%	(6.33)%	(0.93)%	1.16%
Barclays Capital U.S. Aggregate Bond Index	3.12%	2.99%	2.91%	2.71%
MSCI World Index ex USA Net (USD)	(1.37)%	(11.39)%	0.19%	4.75%
Blended Benchmark Index 70/30 ***	1.02%	(6.43)%	0.71%	3.80%
MSCI ACWI ex USA Index (USD)	0.10%	(5.42)%	5.20%	9.23%
Blended Benchmark Index 60/40 ****	0.56%	(5.58)%	1.48%	4.18%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gain distributions, if any. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses are 2.16% for Class I shares and 2.42% for Class N shares per the March 31, 2016, prospectus. For performance information current to the most recent month-end, please call toll-free 1-855-873-3837 (1-855-USE-ETFS).

**	Class I and N commenced operations on December 30, 2011.

The Barclays Capital U.S. Aggregate Bond Index is commonly used as a benchmark by both passive and active investors to measure portfolio performance relative to the U.S. dollar-denominated investment grade fixed-rate taxable bond market. It is also an informational measure of broad market returns commonly applied to fixed income instruments. The index contains approximately 8,200 fixed income issues and is valued at around $15 trillion, representing 43% of the total U.S. bond market.

The MSCI World Index ex USA Net (USD) is a free float-adjusted market capitalization index maintained by Morgan Stanley Capital International (MSCI) and designed to provide a broad measure of stock performance throughout the world, with the exception of U.S.-based companies. The MSCI All Country World Index Ex-U.S. consists of 45 country indices comprising 24 developed and 21 emerging market country indices.

***	The Blended Benchmark Index 70/30 represents a blend of 70% MSCI All Country World exUSA Net Index and 30% Barclays Capital U.S. Aggregate Bond Index.

The MSCI ACWI ex USA Net (USD) is a free float-adjusted market capitalization index maintained by Morgan Stanley Capital International (MSCI) and designed to provide a broad measure of stock performance throughout the world, with the exception of U.S.-based companies. The MSCI ACWI ex USA Net (USD) consists of 22 of the 23 Developed Markets (DM) countries (excluding the US) and 23 Emerging Markets (EM) countries.

****	The Blended Benchmark Index 60/40 represents a blend of 60% MSCI All Country World exUSA Net Index and 40% Barclays Capital U.S. Aggregate Bond Index.

The Fund’s Top Asset Classes are as follows:

Asset Class	% of Net Assets
Equity Funds	81.5%
Debt Funds	17.6%
Other, Cash & Cash Equivalents	0.9%
100.0%

Please refer to the Portfolio of Investments in this Semi-Annual report for more detailed analysis of the Fund’s Holdings.

Innealta Capital Sector Rotation Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
May 31, 2016

Shares		Value
	EXCHANGE TRADED FUNDS - 99.0%
	DEBT FUNDS - 11.4%
269	iShares Agency Bond ETF	$30,854
18,999	PIMCO 0-5 Year High Yield Corporate Bond Index ETF	1,825,044
538	Vanguard Intermediate-Term Corporate Bond ETF	47,005
		1,902,903
	EQUITY FUNDS - 87.6%
27,375	Consumer Discretionary Select Sector SPDR ETF	2,169,195
32,094	Consumer Staples Select Sector SPDR ETF	1,691,996
18,003	Energy Select Sector SPDR Fund	1,203,860
115,071	Financial Select Sector SPDR ETF	2,728,333
33,955	Health Care Select Sector SPDR ETF	2,422,350
10,432	Materials Select Sector SPDR ETF	489,678
79,637	Technology Select Sector SPDR Fund	3,520,752
4,892	Vanguard Telecommunication Services ETF	451,972
		14,678,136

	TOTAL EXCHANGE TRADED FUNDS (Cost $15,749,722)	16,581,039

	SHORT-TERM INVESTMENT - 5.2%
	MONEY MARKET FUND - 5.2%
877,040	BlackRock Liquidity Funds T-Fund Portfolio, to yield 0.02%, ^ (Cost $877,040)	877,040

	TOTAL INVESTMENTS - 104.2% (Cost $16,626,762) (a)	$17,458,079
	LIABILITIES IN EXCESS OF OTHER ASSETS - (4.2)%	(700,757)
	NET ASSETS - 100.0%	$16,757,322

(a)	Represents cost for financial reporting purposes. Aggregate cost for Federal tax purposes is $16,782,017 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$676,062
Unrealized Depreciation:	—
Net Unrealized Appreciation:	$676,062

^	Money market fund; interest rate reflects seven-day effective yield on May 31, 2016.

See accompanying notes to consolidated financial statements.

Innealta Capital Country Rotation Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
May 31, 2016

Shares		Value
	EXCHANGE TRADED FUNDS - 99.1%
	DEBT FUNDS - 17.6%
3,100	iShares Agency Bond ETF	$355,573
1,605	iShares MBS ETF	175,507
175,178	VanEck Vectors Emerging Markets High Yield Bond ETF	4,090,406
8,068	Vanguard Intermediate-Term Corporate Bond ETF	704,901
6,656	Vanguard Mortgage-Backed Securities ETF	355,763
8,588	Vanguard Total Bond Market ETF	711,086
		6,393,236
	EQUITY FUNDS - 81.5%
69,756	iShares MSCI All Peru Capped ETF	2,034,783
107,029	iShares MSCI Australia ETF	2,081,714
125,940	iShares MSCI Austria Capped ETF	1,941,995
37,290	iShares MSCI France ETF	921,063
83,240	iShares MSCI Germany ETF	2,158,413
107,736	iShares MSCI Hong Kong ETF *	2,127,786
49,061	iShares MSCI Ireland Capped ETF *	1,996,292
354,164	iShares MSCI Japan ETF	4,172,052
82,989	iShares MSCI Netherlands ETF	2,067,256
42,038	iShares MSCI South Korea Capped ETF	2,091,811
66,864	iShares MSCI Switzerland Capped ETF	2,042,027
156,122	iShares MSCI Taiwan ETF	2,082,667
238,444	iShares MSCI United Kingdom ETF	3,843,717
		29,561,576

	TOTAL EXCHANGE TRADED FUNDS (Cost $34,987,760)	35,954,812

	SHORT-TERM INVESTMENTS - 0.6%
	MONEY MARKET FUND - 0.6%
230,875	BlackRock Liquidity Funds T-Fund Portfolio, to yield 0.02% ^ (Cost $230,875)	230,875

	TOTAL INVESTMENTS - 99.7% (Cost $35,218,635) (a)	36,185,687
	CASH EQUIVALENT FOR SECURITIES LENDING COLLATERAL - 6.5%	2,345,800
	LIABILITIES IN EXCESS OF OTHER ASSETS - (6.2)%	(2,246,838)
	NET ASSETS - 100.0%	36,284,649

(a)	Represents cost for financial reporting purposes. Aggregate cost for Federal tax purposes is $35,940,825 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	1,878,728
Unrealized Depreciation:	(1,633,866)
Net Unrealized Appreciation:	244,862

^	Money market fund; interest rate reflects seven-day effective yield on May 31, 2016.

*	All or a portion of this security is on loan. Total loaned securities has a value of $2,312,631 at May 31, 2016.

See accompanying notes to consolidated financial statements.

Innealta Capital Funds
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
May 31, 2016

	Innealta Capital	Innealta Capital
	Sector Rotation	Country Rotation
	Fund	Fund
ASSETS
Investment securities:
At cost	$16,626,762	$35,218,635
At value	$17,458,079	$36,185,687
Cash	—	2,345,800
Dividends and interest receivable	70	54
Receivable for Securities Lending	—	941
Receivable for Fund shares sold	78,954	127,363
Receivable due from Advisor	23,163	—
Prepaid expenses & other assets	22,766	25,907
TOTAL ASSETS	17,583,032	38,685,752

LIABILITIES
Collateral on securities loaned (see note 4)	—	2,345,800
Payable for investments purchased	779,140	—
Payable for Fund shares redeemed	7,760	39,102
Investment advisory fees payable	—	3,423
Distribution (12b-1) fees payable	1,183	1,385
Payable to Related Parties	11,336	10,104
Accrued expenses and other liabilities	26,291	1,289
TOTAL LIABILITIES	825,710	2,401,103
NET ASSETS	$16,757,322	$36,284,649

Net Assets Consist Of:
Paid in capital	$18,403,199	$44,834,908
Undistributed net investment loss	(20,385)	(67,655)
Accumulated net realized loss from security transactions	(2,456,809)	(9,449,656)
Net unrealized appreciation of investments	831,317	967,052
NET ASSETS	$16,757,322	$36,284,649

Net Asset Value Per Share:
Class I Shares:
Net Assets	$11,005,519	$29,710,270
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	1,065,846	3,111,994
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a)	$10.33	$9.55

Class N Shares:
Net Assets	$5,751,803	$6,574,379
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	557,039	689,332
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a)	$10.33	$9.54

(a)	Redemptions of shares held less than 60 days may be assessed a redemption fee of 2.00%.

See accompanying notes to consolidated financial statements.

Innealta Capital Funds
STATEMENTS OF OPERATIONS (Unaudited)
For the Six Months Ended May 31, 2016

	Innealta Capital	Innealta Capital
	Sector Rotation	Country Rotation
	Fund	Fund
INVESTMENT INCOME
Dividends	$223,938	$561,254
Interest	242	275
Securites Lending - Net	—	1,156
TOTAL INVESTMENT INCOME	224,180	562,685

EXPENSES
Investment advisory fees	77,422	189,604
Distribution (12b-1) fees:
Class N	7,657	10,026
Transfer agent fees	29,367	38,129
Legal fees	24,920	25,146
Registration fees	22,514	22,637
Administration fees	20,076	47,955
Fund accounting fees	19,145	46,876
Audit fees	7,501	7,542
Shareholder reporting expense	5,006	11,364
Non 12b-1 shareholder servicing	4,518	13,378
Trustees’ fees	4,128	4,149
Custody fees	2,502	3,309
Compliance officer fees	2,386	6,200
Insurance expense	1,350	2,011
Other expenses	1,243	1,250
TOTAL EXPENSES	229,735	429,576

Less: Fees waived/expenses reimbursed by the Adviser	(126,166)	(184,827)

NET EXPENSES	103,569	244,749
NET INVESTMENT INCOME	120,611	317,936

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss from security transactions	(255,657)	(4,278,677)
Distributions of realized gains from underlying investment companies	2,874	4,233
Net change in unrealized appreciation (depreciation) on investments	1,249,041	5,087,975

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	996,258	813,531

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,116,869	$1,131,467

See accompanying notes to consolidated financial statements.

Innealta Capital Sector Rotation Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Six Month Ended	Year Ended
	May 31, 2016	November 30, 2015
	(Unaudited)
FROM OPERATIONS
Net investment income	$120,611	$510,747
Net realized loss from security transactions	(255,657)	(1,537,708)
Distributions of realized gains from underlying investment companies	2,874	16,193
Net change in unrealized appreciation (depreciation) of investments	1,249,041	64,137
Net increase (decrease) in net assets resulting from operations	1,116,869	(946,631)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class A		(1,155)
Class I	(102,119)	(394,825)
Class N	(59,319)	(193,793)
Net decrease in net assets from distributions to shareholders	(161,438)	(589,773)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold
Class A (a)		107,651
Class I	5,215,270	11,731,414
Class N	1,048,982	2,959,094
Net asset value of shares issued in reinvestment of distributions
Class A (a)		790
Class I	64,086	253,307
Class N	45,385	151,135
Payments for shares redeemed
Class A (a)		(154,495)
Class I	(6,859,954)	(16,029,859)
Class N	(3,171,903)	(5,168,391)
Redemption fee proceeds
Class A (a)		12
Class I	2,476	3,916
Class N	1,744	2,220
Net decrease in net assets from shares of beneficial interest	(3,653,914)	(6,143,206)

TOTAL DECREASE IN NET ASSETS	(2,698,483)	(7,679,610)

NET ASSETS
Beginning of Period	19,455,805	27,135,415
End of Period*	$16,757,322	$19,455,805
*Includes undistributed net investment income (loss) of:	$(20,385)	$20,442

(a)	The Innealta Capital Sector Rotation Fund Class A merged into Class N shares on November 30, 2015.

See accompanying notes to consolidated financial statements.

Innealta Capital Sector Rotation Fund

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the	For the
	Six Month Ended	Year Ended
	May 31, 2016	November 30, 2015
	(Unaudited)
SHARE ACTIVITY - CLASS I
Shares sold	522,556	1,175,699
Shares reinvested	6,588	25,465
Shares redeemed	(708,387)	(1,607,331)
Net decrease in shares of beneficial interest outstanding	(179,243)	(406,167)

SHARE ACTIVITY - CLASS N
Shares sold	105,680	294,192
Shares reinvested	4,686	15,214
Shares redeemed	(324,450)	(519,608)
Net decrease in shares of beneficial interest outstanding	(214,084)	(210,202)

SHARE ACTIVITY - CLASS A (a)
Shares sold		10,537
Shares reinvested		78
Shares redeemed		(15,167)
Net decrease in shares of beneficial interest outstanding		(4,552)

(a)	The Innealta Capital Sector Rotation Fund Class A merged into Class N shares on November 30, 2015.

See accompanying notes to consolidated financial statements.

Innealta Capital Country Rotation Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Six Months Ended	Year Ended
	May 31, 2016	November 30, 2015
	(Unaudited)
FROM OPERATIONS
Net investment income	$317,936	$1,126,584
Net realized loss from security transactions	(4,278,677)	(5,086,411)
Distributions of realized gains from underlying investment companies	4,233	38,649
Net change in unrealized appreciation (depreciation) of investments	5,087,975	(2,252,070)
Net increase (decrease) in net assets resulting from operations	1,131,467	(6,173,248)

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gains:
Class A		(241)
Class I	—	(44,984)
Class N	—	(15,126)
From net investment income:
Class A		(6,568)
Class I	(323,330)	(1,037,180)
Class N	(95,240)	(314,138)
Net decrease in net assets from distributions to shareholders	(418,570)	(1,418,237)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold
Class A (a)		340,473
Class I	6,801,421	29,933,157
Class N	1,407,451	10,364,501
Net asset value of shares issued in reinvestment of distributions
Class A (a)		6,519
Class I	185,335	764,553
Class N	50,109	202,811
Payments for shares redeemed
Class A (a)		(539,952)
Class I	(14,418,447)	(40,577,060)
Class N	(6,270,295)	(13,372,177)
Redemption fee proceeds
Class A (a)		150
Class I	3,944	21,104
Class N	62	7,432
Net decrease in net assets from shares of beneficial interest	(12,240,420)	(12,848,489)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(11,527,523)	(20,439,974)

NET ASSETS
Beginning of Period	47,812,172	68,252,146
End of Period*	$36,284,649	$47,812,172
*Includes undistributed net investment income (loss) of:	$(67,655)	$32,979

(a)	The Innealta Capital Country Rotation Fund Class A merged into Class N shares on November 30, 2015.

See accompanying notes to consolidated financial statements.

Innealta Capital Country Rotation Fund

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the	For the
	Six Months Ended	Year Ended
	May 31, 2016	November 30, 2015
	(Unaudited)
SHARE ACTIVITY - CLASS I
Shares sold	751,839	3,007,789
Shares reinvested	20,479	76,909
Shares redeemed	(1,604,163)	(4,158,891)
Net decrease in shares of beneficial interest outstanding	(831,845)	(1,074,193)

SHARE ACTIVITY - CLASS N
Shares sold	153,122	1,030,041
Shares reinvested	5,537	20,412
Shares redeemed	(698,509)	(1,360,851)
Net decrease in shares of beneficial interest outstanding	(539,850)	(310,398)

SHARE ACTIVITY - CLASS A (a)
Shares sold		32,881
Shares reinvested		657
Shares redeemed		(57,601)
Net decrease in shares of beneficial interest outstanding		(24,063)

(a)	The Innealta Capital Country Rotation Fund Class A merged into Class N shares on November 30, 2015.

See accompanying notes to consolidated financial statements.

Innealta Capital Sector Rotation Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class I
	Six Months		Year Ended	Year Ended	Year Ended	Period Ended
	May 31, 2016,		November 30,	November 30,	November 30,	November 30,
	(Unaudited)		2015	2014	2013	2012 (1)
Net asset value, beginning of period	$9.65		$10.29	$10.10	$10.66	$10.00
Activity from investment operations:
Net investment income (2)	0.08		0.21	0.18	0.22	0.25
Net realized and unrealized gain (loss) on investments	0.70		(0.62)	0.20	(0.43)	0.52
Total from investment operations	0.78		(0.41)	0.38	(0.21)	0.77
Less distributions from:
Net investment income	(0.10)		(0.23)	(0.19)	(0.24)	(0.12)
Net realized gains	—		—	—	(0.11)	—
Total distributions	(0.10)		(0.23)	(0.19)	(0.35)	(0.12)
Paid in capital from redemption fees	0.00	(9)	0.00 (9)	0.00 (9)	0.00 (9)	0.01
Net asset value, end of period	$10.33		$9.65	$10.29	$10.10	$10.66
Total return (3)	8.14	% (8)	(4.03)%	3.76%	(1.97)%	7.78	% (8)
Net assets, at end of period (000s)	$11,006		$12,015	$16,991	$31,199	$37,406
Ratio of gross expenses to average net assets (4)(5)(6)	2.86%		2.13%	1.84%	1.45%	1.82%
Ratio of net expenses to average net assets (5)(6)	1.24%		1.24%	1.24%	1.24%	1.24%
Ratio of net investment income to average net assets (5)(6)(7)	1.64%		2.05%	1.67%	2.16%	2.60%
Portfolio turnover rate	156	% (8)	153%	94%	118%	56	% (8)

(1)	The Innealta Capital Sector Rotation Fund’s Class I shares commenced operations on December 30, 2011.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown exclude the effect of applicable redemption fees. Had the Adviser not waived a portion of the Fund’s expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(5)	Annualized for periods less than one full year.

(6)	Does not include the expenses of other investment companies in which the Fund invests.

(7)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Not annualized.

(9)	Amount represents less than $0.005 per share.

See accompanying notes to consolidated financial statements.

Innealta Capital Sector Rotation Fund

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class N
	Six Months		Year Ended	Year Ended	Year Ended	Period Ended
	May 31, 2016,		November 30,	November 30,	November 30,	November 30,
	(Unaudited)		2015	2014	2013	2012 (1)
Net asset value, beginning of period	$9.65		$10.29	$10.10	$10.64	$10.00
Activity from investment operations:
Net investment income (2)	0.03		0.18	0.15	0.21	0.22
Net realized and unrealized gain (loss) on investments	0.74		(0.62)	0.20	(0.43)	0.52
Total from investment operations	0.77		(0.44)	0.35	(0.22)	0.74
Less distributions from:
Net investment income	(0.09)		(0.20)	(0.16)	(0.21)	(0.11)
Net realized gains	—		—	—	(0.11)	—
Total distributions	(0.09)		(0.20)	(0.16)	(0.32)	(0.11)
Paid in capital from redemption fees	0.00	(9)	0.00 (9)	0.00 (9)	0.00 (9)	0.01
Net asset value, end of period	$10.33		$9.65	$10.29	$10.10	$10.64
Total return (3)	8.00	% (8)	(4.28)%	3.49%	(2.12)%	7.48	% (8)
Net assets, at end of period (000s)	$5,752		$7,441	$10,097	$13,652	$23,699
Ratio of gross expenses to average net assets (4)(5)(6)	3.11%		2.38%	2.09%	1.70%	2.07%
Ratio of net expenses to average net assets (5)(6)	1.49%		1.49%	1.49%	1.49%	1.49%
Ratio of net investment income to average net assets (5)(6)(7)	1.44%		1.81%	1.42%	1.91%	2.35%
Portfolio turnover rate	156	% (8)	153%	94%	118%	56	% (8)

(1)	The Innealta Capital Sector Rotation Fund’s Class N shares commenced operations on December 30, 2011.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown exclude the effect of applicable redemption fees. Had the Adviser not waived a portion of the Fund’s expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(5)	Annualized for periods less than one full year.

(6)	Does not include the expenses of other investment companies in which the Fund invests.

(7)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Not annualized.

(9)	Amount represents less than $0.005 per share.

See accompanying notes to consolidated financial statements.

Innealta Capital Country Rotation Fund

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class I
	Six Months		Year Ended	Year Ended	Year Ended	Period Ended
	May 31, 2016,		November 30,	November 30,	November 30,	November 30,
	(Unaudited)		2015	2014	2013	2012 (1)
Net asset value, beginning of period	$9.24		$10.37	$10.33	$10.78	$10.00
Activity from investment operations:
Net investment income (2)	0.07		0.19	0.15	0.22	0.23
Net realized and unrealized gain (loss) on investments	0.33		(1.08)	0.18	(0.28)	0.65
Total from investment operations	0.40		(0.89)	0.33	(0.06)	0.88
Less distributions from:
Net investment income	(0.09)		(0.23)	(0.16)	(0.24)	(0.10)
Net realized gains	—		(0.01)	(0.13)	(0.15)	—
Total distributions	(0.09)		(0.24)	(0.29)	(0.39)	(0.10)
Paid in capital from redemption fees (9)	0.00		0.00	0.00	0.00	0.00
Net asset value, end of period	$9.55		$9.24	$10.37	$10.33	$10.78
Total return (3)	4.38	% (8)	(8.76)%	3.29%	(0.54)%	8.76	% (8)
Net assets, at end of period (000s)	$29,710		$36,456	$52,045	$33,902	$11,613
Ratio of gross expenses to average net assets (4)(5)(6)	2.22%		1.77%	1.54%	1.47%	2.87%
Ratio of net expenses to average net assets (5)(6)	1.24%		1.24%	1.24%	1.24%	1.24%
Ratio of net investment income to average net assets (5)(6)(7)	1.65%		1.96%	1.50%	2.08%	2.36%
Portfolio turnover rate	79	% (8)	137%	143%	178%	97	% (8)

(1)	The Innealta Capital Country Rotation Fund’s Class I shares commenced operations on December 30, 2011.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown exclude the effect of applicable redemption fees. Had the Adviser not waived a portion of the Fund’s expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(5)	Annualized for periods less than one full year.

(6)	Does not include the expenses of other investment companies in which the Fund invests.

(7)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Not annualized.

(9)	Amount represents less than $0.005 per share.

See accompanying notes to consolidated financial statements.

Innealta Capital Country Rotation Fund

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class N
	Six Months		Year Ended	Year Ended	Year Ended	Period Ended
	May 31, 2016,		November 30,	November 30,	November 30,	November 30,
	(Unaudited)		2015	2014	2013	2012 (1)
Net asset value, beginning of period	$9.24		$10.37	$10.33	$10.77	$10.00
Activity from investment operations:
Net investment income (2)	0.08		0.17	0.17	0.20	0.21
Net realized and unrealized gain (loss) on investments	0.30		(1.09)	0.14	(0.28)	0.64
Total from investment operations	0.38		(0.92)	0.31	(0.08)	0.85
Less distributions from:
Net investment income	(0.08)		(0.20)	(0.14)	(0.21)	(0.08)
Net realized gains	—		(0.01)	(0.13)	(0.15)	—
Total distributions	(0.08)		(0.21)	(0.27)	(0.36)	(0.08)
Paid in capital from redemption fees (9)	0.00		0.00	0.00	0.00	0.00
Net asset value, end of period	$9.54		$9.24	$10.37	$10.33	$10.77
Total return (3)	4.19	% (8)	(8.98)%	3.02%	(0.77)%	8.55	% (8)
Net assets, at end of period (000s)	$6,574		$11,356	$15,958	$26,465	$19,427
Ratio of gross expenses to average net assets (4)(5)(6)	2.47%		2.02%	1.79%	1.72%	3.12%
Ratio of net expenses to average net assets (5)(6)	1.49%		1.49%	1.49%	1.49%	1.49%
Ratio of net investment income to average net assets (5)(6)(7)	1.77%		1.71%	1.56%	1.83%	2.17%
Portfolio turnover rate	79	% (8)	137%	143%	178%	97	% (8)

(1)	The Innealta Capital Country Rotation Fund’s Class N shares commenced operations on December 30, 2011.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown exclude the effect of applicable redemption fees. Had the Adviser not waived a portion of the Fund’s expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(5)	Annualized for periods less than one full year.

(6)	Does not include the expenses of other investment companies in which the Fund invests.

(7)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Not annualized.

(9)	Amount represents less than $0.005 per share.

See accompanying notes to consolidated financial statements.

Innealta Capital Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)
May 31, 2016

1.	ORGANIZATION

The Innealta Capital Sector Rotation Fund (“SRM”) and Innealta Capital Country Rotation Fund (“CRM”) (the “Funds”), are each a diversified series of shares of beneficial interest of Northern Lights Fund Trust II (the “Trust”), a statutory trust organized under the laws of the State of Delaware on August 26, 2010, and are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies. SRM and CRM seek long term capital appreciation and income. The Funds commenced operations on December 30, 2011.

The Funds currently offer Class I shares and Class N shares. Class I and Class N shares are offered at net asset value without an initial sales charge. The Trust has merged Class A shares into Class N shares for the Funds effective November 30, 2015. Class A shares were offered at net asset value plus a maximum sales charge of 5.75%. Class A and Class N shares are subject to a 0.25% Rule 12b-1 distribution and servicing fee. Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

Valuation of Fund of Funds – The Funds may invest in portfolios of open-end or closed-end investment companies. Open-end funds are valued at their respective net asset values as reported by such investment companies. Open-ended funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies, after their initial public

Innealta Capital Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
May 31, 2016

offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

The Funds may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair value as determined using the “fair value” procedures approved by the Board of Trustees (the “Board”). The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Adviser. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, this fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset values. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Funds’ holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect

Innealta Capital Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
May 31, 2016

to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure fair value of all of their investments on a recurring basis. GAAP establishes the hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of May 31, 2016 for the Funds’ assets measured at fair value:

Innealta Capital Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
May 31, 2016

Innealta Capital Sector Rotation Fund
Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$16,581,039	$—	$—	$16,581,039
Money Market Fund	877,040	—	—	877,040
Total	$17,458,079	$—	$—	$17,458,079

Innealta Capital Country Rotation Fund
Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$35,954,812	$—	$—	$35,954,812
Short-Term Investment	230,875	—	—	230,875
Total	$36,185,687	$—	$—	$36,185,687

There were no transfers into or out of Level 1, Level 2, and Level 3 during the period. It is the Funds’ policy to recognize transfers into or out of all levels at the end of the reporting period.

The Funds did not hold any Level 3 securities during the period.

*	See each Fund’s Portfolio of Investments for classification.

Security Transactions and Related Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. The Funds’ income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid annually. Distributable net realized capital gains, if any, are declared and distributed annually in December. Dividends from net investment income and distributions from net realized gains are determined in accordance with Federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their Federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on ex-dividend date.

Federal Income Taxes – The Funds intend to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. Therefore, no provision for Federal income tax is required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2013 - 2015, or expected to be taken in the Funds’ 2016 tax returns. The Funds have identified their major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Funds make significant investments. The

Innealta Capital Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
May 31, 2016

Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

3.	INVESTMENT TRANSACTIONS

For the six months ended May 31, 2016, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, amounted to $24,392,725 and $28,109,042, respectively, for SRM. For the six months ended May 31, 2016, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, amounted to $29,937,972 and $41,982,080, respectively, for CRM.

4.	SECURITIES LENDING

The Innealta Capital Country Rotation Fund had entered into a securities lending arrangement with BNP Paribas Inc. (the “Borrower”). Under the terms of the agreement, the Fund was authorized to loan securities to the Borrower. In exchange, the Fund received cash collateral in the amount of at least 102% of the value of the securities loaned. The cash collateral was invested in short-term instruments as noted in the CRM’s Portfolio of Investments. Securities lending income is disclosed in the CRM’s Statement of Operations. Although risk was mitigated by the collateral, CRM could have experienced a delay in recovering its securities and possible loss of income or value if the Borrower failed to return them. The agreement provided that the Fund received a guaranteed amount in securities lending revenue annually.

Innealta Capital Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
May 31, 2016

Gain or loss in the fair value of securities loaned that may occur during the term of the loan will be for the account of the CRM Fund. CRM has the right under the securities lending agreement to recover the securities from the Borrower on demand. If the fair value of the collateral falls below 102% plus accrued interest of the loaned securities, the lender’s agent shall request additional collateral from the Borrower to bring the collateralization back to 102%. Under the terms of the securities lending agreement, the CRM is indemnified for such losses by the security lending agreement. Should the borrower of the securities fail financially, the CRM has the right to repurchase the securities using the collateral in the open market.

The following table represents financial instruments that are subject to enforceable netting arrangements as of May 31, 2016. The Innealta Capital Sector Rotation Fund did not engage in security lending activity during the six months ended May 31, 2016.

				Gross Amounts not Offset in
				the Statement of Assets and
				Liabilities
		Gross Amounts	Net Amounts of Assets
	Gross Amount	offset in the	Presented in the		Cash
	of Recognized	Statement of Assets	Statement of Assets and	Financial	Collateral		Net
	Assets	and Liabilities	Liabilities	Instruments	Pledged	(1)	Amount
Innealta Capital Country Rotation Fund	$2,345,800	$	$2,345,800	$	$2,345,800		$—

(1)	Any over-collateralization of total financial instruments is not shown.

The following table breaks out the holdings pledged as collateral as of May 31, 2016:

Secured Borrowings

Securities Lending Transactions

Overnight and Continuous

Innealta Country Rotation Fund
Cash	$2,345,800
$2,345,800

5.	INVESTMENT ADVISORY AGREEMENT / TRANSACTIONS WITH RELATED PARTIES

AFAM Capital, Inc. (the Innealta Capital Division) serves as the Funds’ Investment Adviser (the “Adviser”).

Pursuant to an Advisory Agreement with the Funds, the Adviser, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, the Funds pay the Adviser a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.00% of SRM and 1.00% of CRM average daily net assets. For the six

Innealta Capital Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
May 31, 2016

months ended May 31, 2016, the Adviser earned $77,422 and $189,604 for SRM and CRM, respectively.

Pursuant to a written contract (the “Waiver Agreement”), the Adviser has agreed, at least until March 31, 2017, to waive a portion of its advisory fee and has agreed to reimburse SRM and CRM for other expenses to the extent necessary so that the total expenses incurred by the Funds (excluding taxes, leverage interest, brokerage commissions, expenses of investing in underlying funds, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, or extraordinary expenses, such as litigation, not incurred in the ordinary course of the Funds’ business) do not exceed the following:

	Class I	Class N
SRM	1.24%	1.49%
CRM	1.24%	1.49%

If the Adviser waives any fee or reimburses any expenses pursuant to the Waiver Agreement, and either Fund’s operating expenses are subsequently lower than their respective expense limitation, the Adviser shall be entitled to reimbursement by the Fund(s) provided that such reimbursement does not cause that Fund’s operating expenses to exceed the respective expense limitation. If either Fund’s operating expenses subsequently exceed the respective expense limitation, the reimbursements for such Fund(s) shall be suspended. The Adviser may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time. For the six months ended May 31, 2016, the Adviser waived expenses of $126,166 and $184,827 for SRM and CRM, respectively.

The following amounts are subject to recapture by the Funds by the following dates:

	11/30/2016	11/30/2017	11/30/2018
SRM	$ 134,124	$ 197,510	$ 232,804
CRM	$ 134,512	$ 163,980	$ 316,119

Distributor – The Board has adopted the Trust’s Master Distribution and Shareholder Servicing Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that a monthly service and/or distribution fee is calculated by the Funds at an annual rate of 0.25% of the average daily net assets of each Fund’s Class A and Class N shares. The Funds will pay Northern Lights Distributors, LLC (the “Distributor”), to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Funds’ shareholder accounts, not otherwise required to be provided by the Adviser. The Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses incurred. For the six months ended May 31, 2016, SRM paid $7,657 in 12b-1 fees and CRM paid $10,026 in 12b-1 fees.

Innealta Capital Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
May 31, 2016

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. The Distributor is an affiliate of GFS.

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Gemini Fund Services, LLC (“GFS”) – an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Funds pay GFS customary fees for providing administration, fund accounting, and transfer agency services to the Funds. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

6.	REDEMPTION FEES

The Funds may assess a short-term redemption fee of 2.00% of the total redemption amount if a shareholder sells their shares after holding them for less than 60 days. The redemption fee is paid directly to the specific Fund in which the short-term redemption occurs. For the six months ended May 31, 2016, SRM and CRM assessed $4,220 and $4,006, respectively, in redemption fees.

7.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions paid for the year ended November 30, 2015 and November 30, 2014 was as follows:

	For the year ended November 30, 2015			For the year ended November 30, 2014
	Ordinary	Long-Term		Ordinary	Long-Term
Fund	Income	Capital Gains	Total	Income	Capital Gains	Total
SRM	$589,773	$—	$589,773	$609,049	$—	$609,049
CRM	1,418,237	—	1,418,237	1,427,391	143,419	1,570,810

Innealta Capital Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
May 31, 2016

As of November 30, 2015, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Capital Loss	Post October Loss	Unrealized	Total
	Ordinary	Long-Term	Carry	and	Appreciation/	Accumulated
Fund	Income	Capital Gains	Forwards	Late Year Loss	(Depreciation)	Earnings/(Deficits)
SRM	$20,442	$—	$(2,048,771)	$—	$(572,979)	$(2,601,308)
CRM	32,979	—	(4,400,590)	(52,432)	(4,843,113)	(9,263,156)

The difference between book basis and tax basis unrealized depreciation and accumulated net realized loss from security transactions is primarily attributable to the tax deferral of losses on wash sales.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. CRM incurred and elected to defer such capital losses as follows:

Post October
Fund	Losses
CRM	52,432

At November 30, 2015, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

Non-Expiring

Fund	Short-Term	Long-Term	Total
SRM	$773,657	$1,275,114	$2,048,771
CRM	2,562,990	1,837,600	4,400,590

Permanent book and tax differences, primarily attributable to the reclass of income distributions and adjustments related to publicly traded partnerships, resulted in reclassification for the year ended November 30, 2015 as follows:

	Paid	Undistributed	Accumulated
	In	Net Investment	Net Realized
Fund	Capital	Income	Gains (Loss)
SRM	$—	$(4,554)	$4,554
CRM	—	(6,559)	6,559

8.	NEW ACCOUNTING PRONOUNCEMENTS

In May 2015, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2015-07, “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)”, modifying ASC 946 “Financial Services – Investment Companies”. Under the modifications, investments in affiliated and private investment funds valued at Net Asset Value are no

Innealta Capital Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
May 31, 2016

longer included in the fair value hierarchy disclosed in Footnote 2. ASU 2015-07 is effective for fiscal years beginning on or after December 15, 2015, and interim periods within those annual periods. Early application is permitted. Management is currently evaluating the implications of ASU 2015-07 and its impact on financial statement disclosures.

9.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued.

Distributions: The Funds’ Board of Trustees declared the following distributions:

		Dividend
		Per			Payable
		Share	Record Date	Ex-Date	Date
Innealta Capital Sector Rotation Fund	Class I	$0.0288	6/28/2016	6/29/2016	6/29/2016
Innealta Capital Sector Rotation Fund	Class N	$0.0225	6/28/2016	6/29/2016	6/29/2016

Innealta Capital Country Rotation Fund	Class I	$0.0957	6/28/2016	6/29/2016	6/29/2016
Innealta Capital Country Rotation Fund	Class N	$0.0900	6/28/2016	6/29/2016	6/29/2016

Management has determined that there were no other subsequent events to report through the issuance of these financial statements.

Innealta Capital Funds
EXPENSE EXAMPLES (Unaudited)
May 31, 2016

As a shareholder of Innealta Capital Sector Rotation Fund and Innealta Capital Country Rotation Fund, you incur two types of costs: (1) transaction costs including sales loads and redemption fees; and (2) ongoing costs, including advisory fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in Innealta Capital Sector Rotation Fund and Innealta Capital Country Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2015 through May 31, 2016.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses. You may use the information below together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending Account	Expenses Paid During	Expense Ratio
	Account Value	Value	Period *	During Period **
Actual	12/1/15	5/31/16	12/1/15-5/31/16	12/1/15-5/31/16
Innealta Capital Sector Rotation Fund

Class I	$1,000.00	$1,081.40	$6.45	1.24%
Class N	1,000.00	1,080.00	7.75	1.49%

Innealta Capital Country Rotation Fund

Class I	$1,000.00	$1,043.80	$6.34	1.24%
Class N	1,000.00	1,041.90	7.61	1.49%

Hypothetical (5% return before Expenses)
Innealta Capital Sector Rotation Fund

Class I	$1,000.00	$1,018.80	$6.26	1.24%
Class N	1,000.00	1,017.55	7.52	1.49%

Innealta Capital Country Rotation Fund

Class I	$1,000.00	$1,018.80	$6.26	1.24%
Class N	1,000.00	1,017.55	7.52	1.49%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (183) divided by the number of days in the fiscal year (366).

**	Annualized.

Innealta Capital Funds
SUPPLEMENTAL INFORMATION (Unaudited)
May 31, 2016

FACTORS CONSIDERED BY THE TRUSTEES IN APPROVAL OF THE RENEWAL OF AN INVESTMENT ADVISORY AGREEMENT

At a Regular meeting (the “Meeting”) of the Board of Trustees (the “Board”) of Northern Lights Fund Trust II (the “Trust”) held on October 21-22, 2015, the Board, including the disinterested Trustees (the “Independent Trustees”), considered the renewal of an Investment Advisory Agreement between the Trust, on behalf of the Innealta Capital Country Rotation Fund and the Innealta Capital Sector Rotation Fund (the “Innealta Rotation Funds”) and AFAM Capital, Inc. (“AFAM”) (the “AFAM Advisory Agreement”).

Based on their evaluation of the information provided by AFAM, in conjunction with each Innealta Rotation Fund’s other service providers, the Board, by a unanimous vote (including a separate vote of the Independent Trustees), approved the AFAM Advisory Agreement with respect to the Innealta Rotation Funds.

In advance of the Meeting, the Board requested and received materials to assist them in considering the AFAM Advisory Agreement. The materials provided contained information with respect to the factors enumerated below, including the AFAM Advisory Agreement, a memorandum prepared by the Trust’s outside legal counsel discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the continuation of the AFAM Advisory Agreement and comparative information relating to the advisory fee and other expenses of each of the Innealta Rotation Funds. The materials also included due diligence materials relating to AFAM (including due diligence questionnaires completed by AFAM, select financial information of AFAM, bibliographic information regarding AFAM’s key management and investment advisory personnel, and comparative fee information relating to each of the Innealta Rotation Funds) and other pertinent information. At the Meeting, the Independent Trustees were advised by counsel that is experienced in Investment Company Act of 1940 matters and that is independent of fund management and met with such counsel separately from fund management.

The Board then reviewed and discussed the written materials that were provided in advance of the Meeting and deliberated on the renewal of the AFAM Advisory Agreement with respect to each of the Innealta Rotation Funds. The Board relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the AFAM Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the AFAM Advisory Agreement. In considering the renewal of the AFAM Advisory Agreement, the Board reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

Nature, Extent and Quality of Services. The Board reviewed materials provided by AFAM related to the proposed renewal of the AFAM Advisory Agreement with respect to each of the Innealta Rotation Funds, including AFAM’s Form ADV and related schedules, a description of the manner in which investment decisions are made and executed, a review of the professional personnel performing services for each of the Innealta Rotation Funds, including the team of individuals that primarily monitors and executes the investment process. The Board discussed the extent of AFAM’s research capabilities, the quality of its compliance infrastructure and the experience of its fund management personnel. Additionally, the Board received satisfactory responses from the representatives of AFAM with respect to a series of important questions, including: whether AFAM was involved in any lawsuits or pending regulatory actions; whether the management of other accounts would conflict with its management of the Innealta Rotation Funds; and

Innealta Capital Funds
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
May 31, 2016

whether there are procedures in place to adequately allocate trades among its respective clients. The Board reviewed the description provided on the practices for monitoring compliance with each of the Innealta Rotation Funds investment limitations, noting that the AFAM’s CCO would periodically review the portfolio managers’ performance of their duties to ensure compliance under AFAM’s compliance program. The Board then reviewed the capitalization of AFAM based on financial information provided by and representations made by AFAM and concluded that AFAM was sufficiently well-capitalized, or had the ability to make additional contributions in order to meet its obligations to each of the AFAM Funds. The Board concluded that AFAM had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the AFAM Advisory Agreement and that the nature, overall quality and extent of the management services to be provided by AFAM to each of the Innealta Rotation Funds were satisfactory.

Performance. The Board reviewed the performance of each of Innealta Country Rotation and Innealta Sector Rotation as compared to its peer group, Morningstar category and benchmark for the one year, three year and since inception periods, noting that Innealta Country Rotation Fund has generally underperformed its peer group, Morningstar categories and benchmark index for the periods ended September 30, 2015 but that Innealta Sector Rotation had outperformed its peer group and Morningstar category for the one year period while underperforming its benchmark index and further underperforming its peer group, Morningstar category and benchmark index over the three year and inception periods. The Board further noted underperformance was attributable to exposure to high yield fixed income, favoring specific domestic shorter-duration credit and other less sensitive exposures. After further discussion, the Board concluded that AFAM had made appropriate adjustments and that overall, each of the Innealta Rotation Fund’s past performance was acceptable and generally in line with its risk level.

Fees and Expenses. As to the costs of the services provided by AFAM, the Board discussed the comparison of advisory fees and total operating expense data and reviewed each Innealta Rotation Fund’s advisory fee and overall expenses compared to a peer group comprised of funds constructed by AFAM with similar investment objectives and strategies. The Board noted that the advisory fee for each of the Innealta Rotation Funds was above the peer group average but within each of the respective peer group ranges. The Board reviewed the contractual arrangements for each of the Innealta Rotation Funds, which stated that AFAM had agreed to waive or limit its advisory fee and/or reimburse expenses at least until March 31, 2017, in order to limit net annual operating expenses, exclusive of certain fees, so as not to exceed 1.49%, 1.49%, and 1.24%, of each Innealta Rotation Fund’s average net assets, for Class A, Class N and Class I shares, respectively, and found such arrangements to be beneficial to shareholders. The Board concluded that based on AFAM’s experience, expertise and services to be provided to each of the Innealta Rotation Funds, the advisory fee charged by AFAM for each Innealta Rotation Fund and the expense caps for each Innealta Rotation Fund were reasonable.

Profitability. The Board also considered the level of profits that could be expected to accrue to AFAM with respect to each of Innealta Rotation Funds based on profitability reports and analyses reviewed by the Board and the selected financial information of AFAM provided by AFAM. After review and discussion, including discussion regarding distribution expenses, the Board concluded the anticipated profit from AFAM’s relationship with each Innealta Rotation Fund was not excessive.

Economies of Scale. As to the extent to which each of the Innealta Rotation Funds will realize economies of scale as it grows, and whether the fee levels reflect these economies of scale for the benefit of investors, the Board discussed the current size of each of the Innealta Rotation Funds, AFAM’s expectations for growth of the Innealta Rotation Funds, and concluded that any material economies of scale would not be achieved in the near term.

Innealta Capital Funds
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
May 31, 2016

Conclusion. The Board relied upon the advice of counsel, and their own business judgment in determining the material factors to be considered in evaluating the AFAM Advisory Agreement and the weight to be given to each such factor. Accordingly, having requested and received such information from AFAM as the Trustees believed to be reasonably necessary to evaluate the terms of the AFAM Advisory Agreement, and as assisted by the advice of independent counsel, the Board, including a majority of the Independent Trustees, determined that, with respect to the AFAM Advisory Agreement, (a) the terms of the AFAM Advisory Agreement are reasonable; (b) the advisory fee is reasonable; and (c) the AFAM Advisory Agreement is in the best interests of each Innealta Rotation Fund and its shareholders. In considering the renewal of the AFAM Advisory Agreement , the Board did not identify any one factor as all important, but rather considered these factors collectively and determined that approval of the renewal of the AFAM Advisory Agreement was in the best interest of each Innealta Rotation Fund and its shareholders. Moreover, the Board noted that each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the AFAM Advisory Agreement.

Privacy Policy

Rev. July 2015

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST II (“NLFT II”) DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
	● Social Security number ● Employment information ● Account balances	● Account transactions ● Income ● Investment experience
When you are no longer our customer, we continue to share your information as described in this notice.
How?	All financial companies need to share a customer’s personal information to run their everyday business - to process transactions, maintain customer accounts, and report to credit bureaus. In the section below, we list the reasons financial companies can share their customer’s personal information; the reasons NLFT II chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does NLFT II share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	Yes	No
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-402-493-4603

Who we are
Who is providing this notice?	Northern Lights Fund Trust II
What we do
How does NLFT II protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does NLFT II collect my personal information?	We collect your personal information, for example, when you
	● open an account ● give us your income information ● provide employment information	● provide account information ● give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?

Federal law gives you the right to limit only

●    sharing for affiliates’ everyday business purposes—information about your creditworthiness

●    affiliates from using your information to market to you

●    sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

The following companies may be considered affiliates of NLFT II:

●    CLS Investments, LLC

●    NorthStar Financial Services Group, LLC

●    NorthStar CTC Holdings, Inc.

●    NorthStar Topco, LLC

●    Blu Giant, LLC

●    Gemini Fund Services, LLC

●    Gemini Alternative Funds, LLC

●    Gemini Hedge Fund Services, LLC

●    Northern Lights Compliance Services, LLC

●    Northern Lights Distributors, LLC

●    Orion Advisor Services, LLC

●    Constellation Trust Company

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● NLFT II does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products and services to you. ● Our joint marketing partners include other financial service companies.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-855-USE-ETFS or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-855-USE-ETFS.

INVESTMENT ADVISOR
AFAM Capital, Inc.
12117 FM 2244, Building 3, Suite 170
Austin, Texas 78738

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, New York 11788

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a) Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b) Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust II

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 08/10/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 08/10/16

By (Signature and Title)

/s/ Erik Naviloff

Erik, Naviloff, Principal Financial Officer/Treasurer

Date 08/10/16